Fees Summary	Jul. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,200,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	336,820.00
Total Offset Amount	0.00
Net Fee	$ 336,820.00